Trade and Other Payables - Schedule of Comprise Amounts Outstanding for Trade Purchase and Analysis of Trade Payables (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Schedule of Comprise Amounts Outstanding for Trade Purchase and Analysis of Trade Payables [Line Items]
Total trade payables	$ 812,156	$ 1,727,809
90 days [Member]
Schedule of Comprise Amounts Outstanding for Trade Purchase and Analysis of Trade Payables [Line Items]
Total trade payables	753,343	1,534,745
90-180 days [Member]
Schedule of Comprise Amounts Outstanding for Trade Purchase and Analysis of Trade Payables [Line Items]
Total trade payables	363	139,958
180-365 days [Member]
Schedule of Comprise Amounts Outstanding for Trade Purchase and Analysis of Trade Payables [Line Items]
Total trade payables		31,772
>365 days [Member]
Schedule of Comprise Amounts Outstanding for Trade Purchase and Analysis of Trade Payables [Line Items]
Total trade payables	$ 58,450	$ 21,334